                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10569

                               Legacy Funds Group
               (Exact name of registrant as specified in charter)

                     First Financial Capital Advisors LLC,
                     300 High Street, Hamilton, Ohio 45012
              (Address of principal executive offices) (Zip code)


           BISYS Fund Services, 3435 Stelzer Rd., Columbus, Ohio 43219
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (888) 494-8510

Date of fiscal year end: 4/30/06

Date of reporting period: 7/31/05

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

     File the schedules as of the close of the reporting period as set forth in Sections 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

                               LEGACY FUNDS GROUP
                         THE MULTI-CAP CORE EQUITY FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                  JULY 31, 2005
                                   (UNAUDITED)

  SHARES
    OR
 PRINCIPAL   SECURITY
  AMOUNT     DESCRIPTION                                                VALUE
----------   -----------                                             -----------
COMMON STOCKS (96.1%):
Consumer Discretionary (12.8%):
    51,000   Abercrombie & Fitch Co.                                 $ 3,674,550
    90,000   Black & Decker Corp.                                      8,127,900
   125,000   Carnival Corp.                                            6,550,000
   280,000   Dollar General Corp.                                      5,689,600
   170,000   Liz Claiborne, Inc.                                       7,073,700
    30,300   Magna International, Inc. Class A - ADR                   2,336,130
    70,000   Mohawk Industries, Inc. (b)                               6,147,400
   130,000   Omnicom Group, Inc.                                      11,033,100
                                                                     -----------
                                                                      50,632,380
                                                                     -----------
Consumer Staples (10.6%):
   161,000   BJ's Wholesale Club, Inc. (b)                             5,134,290
   143,000   Colgate-Palmolive Co.                                     7,570,420
   160,000   Estee Lauder Co., Inc. Class A                            6,262,400
   128,400   Kimberly-Clark Corp.                                      8,186,784
   124,900   PepsiCo, Inc.                                             6,810,797
   112,000   Procter & Gamble Co.                                      6,230,560
    85,000   Sara Lee Corp.                                            1,694,050
                                                                     -----------
                                                                      41,889,301
                                                                     -----------

Energy (9.6%):
   191,503   BP p.l.c. - ADR                                          12,616,218
   250,000   ConocoPhillips                                           15,647,500
   108,000   Devon Energy Corp.                                        6,057,720
    60,000   Royal Dutch Petroleum Co. - ADR                           3,680,400
                                                                     -----------
                                                                      38,001,838
                                                                     -----------

Financial (15.5%):
   194,000   Bank of New York Co., Inc.                                5,971,320
   100,000   Capital One Financial Corp.                               8,250,000
    68,250   Cincinnati Financial Corp.                                2,813,265
    24,000   Citigroup, Inc.                                           1,044,000
   104,600   Fannie Mae                                                5,842,956
    34,000   Fifth Third Bancorp                                       1,465,400
    25,000   Freddie Mac                                               1,582,000
   290,000   JPMorgan Chase & Co.                                     10,190,600
   220,000   MBNA Corp.                                                5,535,200
    60,000   MGIC Investment Corp.                                     4,114,800
   175,000   Morgan Stanley                                            9,283,750
    75,700   National City Corp.                                       2,794,087
    70,000   Nationwide Financial Services, Inc.                       2,770,600
                                                                     -----------
                                                                      61,657,978
                                                                     -----------

Health Care (11.5%):
    95,000   Biomet, Inc.                                              3,622,350
    66,000   Guidant Corp.                                             4,540,800
   249,900   Health Management Associates, Inc. Class A                5,947,620
   149,200   Medtronic, Inc.                                           8,047,848
    64,000   Merck & Company, Inc.                                     1,987,840
   335,000   Pfizer, Inc.                                              8,877,500
   130,000   Schering-Plough Corp.                                     2,706,600
    85,000   Waters Corp. (b)                                          3,848,800
    86,000   Wellpoint Health Networks, Inc. (b)                       6,083,640
                                                                     -----------
                                                                      45,662,998
                                                                     -----------

Industrials (16.0%):
   230,000   Cendant Corp.                                             4,912,800
   130,300   Cintas Corp.                                              5,776,199
   240,000   Equifax, Inc.                                             8,736,000
   110,700   General Electric Co.                                      3,819,150
   210,000   Honeywell International, Inc.                             8,248,800

                               LEGACY FUNDS GROUP
                         THE MULTI-CAP CORE EQUITY FUND
                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                  JULY 31, 2005
                                   (UNAUDITED)

  SHARES
    OR
PRINCIPAL    SECURITY
  AMOUNT     DESCRIPTION                                                VALUE
----------   -----------                                            ------------
    68,000   Ingersoll Rand Co., Class A                            $  5,315,560
   153,800   Jacobs Engineering Group, Inc. (b)                        9,055,744
   104,800   NCI Building Systems, Inc. (b)                            4,047,376
   135,400   Pitney Bowes, Inc.                                        6,036,132
    10,000   Teleflex, Inc.                                              663,300
   401,600   The Interpublic Group of Companies, Inc. (b)              5,020,000
    65,500   Tyco International, Ltd.                                  1,995,785
                                                                    ------------
                                                                      63,626,846
                                                                    ------------

Information Technology (15.1%):
    45,000   Automatic Data Processing, Inc.                           1,998,450
    75,800   CDW Corp.                                                 4,699,600
   100,000   Certegy, Inc.                                             3,462,000
   425,000   Cisco Systems, Inc. (b)                                   8,138,750
    80,000   Dell Inc. (b)                                             3,237,600
   135,000   EMC Corp. (b)                                             1,848,150
    65,000   FactSet Research Systems, Inc.                            2,384,200
    90,000   First Data Corp.                                          3,702,600
    45,000   Fiserv, Inc. (b)                                          1,996,650
   202,000   Intel Corp.                                               5,482,280
    57,000   Lexmark International, Inc. (b)                           3,573,900
    45,000   Mercury Interactive Corp. (b)                             1,771,650
   212,000   Microsoft Corp.                                           5,429,320
    65,000   Network Appliance, Inc. (b)                               1,658,150
    70,000   NVIDIA Corp. (b)                                          1,894,200
   395,000   Oracle Corp. (b)                                          5,364,100
    88,700   Tech Data Corp. (b)                                       3,439,786
                                                                    ------------
                                                                      60,081,386
                                                                    ------------

Materials (3.5%):
   162,000   Engelhard Corp.                                           4,647,780
   295,000   Ferro Corp.                                               6,637,500
    40,000   Sigma-Aldrich Corp.                                       2,566,400
                                                                    ------------
                                                                      13,851,680
                                                                    ------------

Telecom Services (1.4%):
   155,000   SBC Communications, Inc.                                  3,789,750
    55,000   Verizon Communications, Inc.                              1,882,650
                                                                    ------------
                                                                       5,672,400
                                                                    ------------

Utilities (0.1%):
     9,200   American Electric Power Company, Inc.                       356,040
                                                                    ------------
TOTAL COMMON STOCKS                                                  381,432,847
                                                                    ------------

INVESTMENT COMPANIES (3.1%):

 9,585,000   Legacy Federal Money Fund (c)                             9,585,000
 2,815,000   Munder Institutional Money Market Fund (c)                2,815,000
                                                                    ------------
TOTAL INVESTMENT COMPANIES                                            12,400,000
                                                                    ------------

REPURCHASE AGREEMENT (0.7%):

$2,815,595   Government Agency Repurchase
             Agreement, 3.13% (Dated 7/31/05,
             Collateralized by various U.S. Government
             securities)                                               2,815,595
                                                                    ------------

TOTAL REPURCHASE AGREEMENT                                             2,815,595
                                                                    ------------

TOTAL (COST $268,475,822) (A)                                       $396,648,442
                                                                    ============

----------
Percentages indicated are based on net assets of $396,856,758.

                               LEGACY FUNDS GROUP
                         THE MULTI-CAP CORE EQUITY FUND
                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                  JULY 31, 2005
                                   (UNAUDITED)

  SHARES
    OR
PRINCIPAL    SECURITY
  AMOUNT     DESCRIPTION                                                VALUE
----------   -----------                                            ------------
(a) Represents cost for financial reporting purposes and
    differs from market value by unrealized appreciation of
    securities as follows:
             Unrealized appreciation                                $132,660,357
             Unrealized depreciation                                  (4,487,737)
                                                                    ------------
             Net unrealized appreciation                            $128,172,620
                                                                    ============

Aggregate cost for federal income tax purposes is substantially the same.

(b) Represents non-income producing securities.

(c) Affiliate.

ADR - American Depository Receipt

                See notes to schedules of portfolio investments.

                               LEGACY FUNDS GROUP
                             THE FEDERAL MONEY FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                  JULY 31, 2005
                                   (UNAUDITED)

  SHARES
    OR
PRINCIPAL    SECURITY
  AMOUNT     DESCRIPTION                                                VALUE
----------   -----------                                             -----------
U.S. GOVERNMENT AGENCY SECURITIES (69.0%):
Federal Farm Credit Bank (30.2%):
$1,000,000   3.16%, 8/1/05**                                         $ 1,000,000
 1,000,000   3.16%, 8/2/05**                                             999,913
 1,000,000   3.16%, 8/4/05**                                             999,737
 1,775,000   2.98%, 8/5/05**                                           1,774,417
 2,000,000   3.16%, 8/8/05**                                           1,998,767
 3,000,000   3.19%, 8/9/05**                                           2,997,875
 2,000,000   3.11%, 8/11/05**                                          1,998,281
 1,000,000   3.26%, 8/17/05**                                            998,556
 1,000,000   3.24%, 8/22/05**                                            998,116
 1,000,000   3.51%, 9/1/05*                                            1,000,067
   700,000   3.32%, 9/12/05**                                            697,305
   500,000   3.15%, 9/15/05**                                            498,050
   750,000   3.35%, 9/28/05**                                            745,988
 1,500,000   3.33%, 10/20/05*                                          1,499,913
   750,000   3.31%, 10/31/05**                                           743,820
 1,000,000   2.50%, 11/15/05**                                           998,365
   750,000   3.48%, 1/13/06**                                            738,553
   615,000   3.70%, 2/1/06**                                             603,621
   725,000   3.46%, 2/17/06**                                            711,426
   750,000   3.76%, 3/17/06**                                            732,568
                                                                     -----------
                                                                      22,735,338
                                                                     -----------

Federal Home Loan Bank  (37.9%):
 1,000,000   3.06%, 8/3/05**                                             999,831
 4,100,000   3.19%, 8/5/05**                                           4,098,548
 1,000,000   3.18%, 8/8/05**                                             999,384
 2,000,000   3.29%, 8/10/05**                                          1,998,427
 2,000,000   3.15%, 8/12/05**                                          1,998,092
   865,000   3.25%, 8/15/05**                                            865,133
 2,000,000   3.17%, 8/17/05**                                          1,997,200
 2,000,000   3.26%, 8/19/05**                                          1,996,755
 1,000,000   3.34%, 8/24/05**                                            997,873
 2,000,000   3.26%, 8/26/05**                                          1,995,500
   800,000   3.29%, 9/2/05**                                             797,675
 1,500,000   3.21%, 9/7/05**                                           1,495,121
 1,000,000   3.45%, 9/9/05**                                             996,458
 1,000,000   3.33%, 9/14/05**                                            995,954
 1,000,000   3.31%, 9/16/05*                                             999,973
 1,000,000   3.20%, 9/23/05**                                            995,363
 1,000,000   3.49%, 10/18/05**                                           992,503
 1,000,000   3.50%, 10/21/05**                                           992,193
 1,000,000   3.53%, 10/26/05**                                           991,639
   750,000   3.48%, 11/10/05**                                           742,762
   600,000   3.91%, 7/5/06**                                             578,791
                                                                     -----------
                                                                      28,525,175
                                                                     -----------

Tennessee Valley Authority  (0.9%):
   700,000   3.17%, 8/4/05**                                             699,815
                                                                     -----------
                                                                         699.815
                                                                     -----------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                               51,960,328
                                                                     -----------

                               LEGACY FUNDS GROUP
                             THE FEDERAL MONEY FUND
                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                  JULY 31, 2005
                                   (UNAUDITED)

  SHARES
    OR
 PRINCIPAL    SECURITY
   AMOUNT     DESCRIPTION                                               VALUE
-----------   -----------                                            -----------
MASTER DEMAND NOTES (31.0%)

Federal Home Loan Bank (31.0%)
$23,300,000   3.11%, 11/12/05*                                       $23,299,999
                                                                     -----------
TOTAL MASTER DEMAND NOTES                                             23,299,999
                                                                     -----------
INVESTMENT COMPANY (0.2%):

    136,611   Goldman Federal Money Market Fund                          136,611
                                                                     -----------
TOTAL INVESTMENT COMPANY                                                 136,611
                                                                     -----------
TOTAL (COST $75,396,938) (A)                                         $75,396,938
                                                                     ===========

----------
Percentages indicated are based on net assets of $75,275,557.

* Variable rate securities. The interest rate on these securities are adjusted periodically to reflect the current interest rates. The rate represents the rate that was in effect on July 31, 2005.

** Discount Note securities. The rate reflected on the Schedule of Portfolio Investments is the effective rate of the security.

                See notes to schedules of portfolio investments.

                               LEGACY FUNDS GROUP
                               THE CORE BOND FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                  JULY 31, 2005
                                   (UNAUDITED)

  SHARES
    OR
 PRINCIPAL   SECURITY
  AMOUNT     DESCRIPTION                                                VALUE
----------   -----------                                             -----------
CORPORATE BONDS (36.7%):
Aerospace/Defense (0.5%):
$1,000,000   General Dynamics Corp., 4.50%, 8/15/10                  $   997,717
                                                                     -----------
Banking, Finance & Insurance (21.2%):
 1,000,000   American International Group, Inc., 4.25%, 5/15/13          954,601
 1,500,000   Bank of America Corp., 4.75%, 8/15/13                     1,490,709
 2,000,000   Bank of New York Co., Inc., 3.63%, 1/15/09                1,939,856
   818,000   Bank One Corp., 7.63%, 8/1/05                               818,000
 1,000,000   Bank One Corp., 6.00%, 2/17/09                            1,039,016
 1,000,000   BankAmerica Corp., 7.13%, 3/1/09                          1,079,723
   500,000   Capital One Bank, 4.25%, 12/1/08                            492,727
 1,000,000   Caterpillar Finance, 3.45%, 1/15/09                         963,637
   250,000   Caterpillar Financial Services Corp., 5.95%, 5/1/06         253,297
 1,000,000   Caterpillar Financial Services Corp., 3.63%, 11/15/07       980,057
 1,000,000   Caterpillar Financial Services Corp., 4.30%, 6/1/10         985,412
 1,818,000   CitiGroup, Inc., 5.75%, 5/10/06                           1,839,611
 1,000,000   CitiGroup, Inc., 5.50%, 8/9/06                            1,013,126
 2,000,000   CitiGroup, Inc., 3.88%, 11/3/08                           1,955,712
 1,000,000   CitiGroup, Inc., 3.63%, 2/9/09                              971,957
 1,000,000   CitiGroup, Inc., 4.75%, 12/15/10                            991,769
 1,819,000   Credit Suisse USA, Inc., 5.88%, 8/1/06                    1,849,243
 1,000,000   Fifth Third Bank, 2.70%, 1/30/07                            973,738
 2,000,000   Fifth Third Bank, 3.38%, 8/15/08                          1,938,732
   818,000   FleetBoston Financial Corp., 7.25%, 9/15/05                 821,141
 2,478,000   Ford Motor Credit Co., 7.60%, 8/1/05                      2,477,999
   500,000   General Electric Capital Corp., 2.88%, 9/15/06              489,797
 1,000,000   General Electric Capital Corp., 4.63%, 9/15/09            1,001,342
 2,000,000   General Electric Capital Corp., 5.88%, 2/15/12            2,119,609
   500,000   General Electric Capital Corp., 4.00%, 12/15/13             469,533
 1,000,000   Goldman Sachs Group, Inc., 4.13%, 1/15/08                   992,040
 2,000,000   Goldman Sachs Group, Inc., 5.70%, 9/1/12                  2,087,117
 1,000,000   Goldman Sachs Group, Inc., 4.75%, 7/15/13                   983,145
 1,000,000   Huntington National Bank, 4.90%, 1/15/14                    981,861
 1,000,000   International Lease Finance Corp., 4.50%, 5/1/08            994,203
 1,000,000   John Deere Capital Corp., 3.75%, 1/13/09                    972,876
 1,000,000   JP Morgan Chase & Co., 5.25%, 5/30/07                     1,015,211
   500,000   Morgan Stanley, 5.30%, 3/1/13                               510,801
 1,150,000   Morgan Stanley Dean Witter, 6.60%, 4/1/12                 1,254,267
 1,000,000   SLM Corp., 4.00%, 1/15/09                                   981,340
   500,000   SLM Corp., 4.50%, 7/26/10                                   494,295
 1,159,000   Spear Leeds & Kellogg LP, 8.25%, 8/15/05                  1,160,773
   909,000   Sunamerica, Inc., 7.34%, 8/30/05                            911,324
 1,000,000   Washington Mutual, Inc., 5.00%, 3/22/12                     999,774
 1,000,000   Wells Fargo Co., 3.50%, 4/4/08                              977,244
                                                                     -----------
                                                                      45,226,615
                                                                     -----------

Energy (0.2%):
   500,000   Tennessee Valley Authority, 5.38%, 11/13/08                 516,097
                                                                     -----------

Food & Beverages (0.9%):
   909,000   McDonald's Corp., 5.95%, 1/15/08                            939,320
 1,000,000   Pepsico, Inc., 3.20%, 5/15/07                               981,476
                                                                     -----------
                                                                       1,920,796
                                                                     -----------

Industrial Goods & Services (2.7%):
   100,000   Alcan, Inc., 5.20%, 1/15/14                                 100,950
 1,160,000   Boeing Co., 8.10%, 11/15/06                               1,203,575

                               LEGACY FUNDS GROUP
                               THE CORE BOND FUND
                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                  JULY 31, 2005
                                   (UNAUDITED)

  SHARES
    OR
 PRINCIPAL   SECURITY
  AMOUNT     DESCRIPTION                                                VALUE
----------   -----------                                             -----------
$  409,000   Cargill, Inc., 6.25%, 5/1/06                            $   415,375
   500,000   Cargill, Inc., 6.60%, 7/30/07                               518,629
   910,000   Dover Corp., 6.45%, 11/15/05                                915,530
 1,000,000   Ingersoll-Rand Co., 6.25%, 5/15/06                        1,013,887
   500,000   Weyerhaeuser Co., 6.75%, 3/15/12                            544,075
 1,000,000   Worthington Industries, Inc., 7.13%, 5/15/06              1,020,075
                                                                     -----------
                                                                       5,732,096
                                                                     -----------

Multimedia (0.2%):
   500,000   Walt Disney Co., 5.80%, 10/27/08                            513,651
                                                                     -----------

Personal Care (2.9%):
 2,000,000   American Home Products, 6.95%, 3/15/11                    2,192,628
   500,000   Avon Products, Inc., 6.55%, 8/1/07                          519,925
 1,000,000   Clorox Co., 4.20%, 1/15/10                                  986,418
 1,000,000   Procter & Gamble Co., 3.50%, 12/15/08                       973,490
   464,000   Procter & Gamble Co., 6.88%, 9/15/09                        505,292
 1,000,000   Procter & Gamble Co., 4.95%, 8/15/14                      1,013,767
                                                                     -----------
                                                                       6,191,520
                                                                     -----------

Pharmaceuticals (2.1%):
 1,818,000   Abbott Laboratories, 5.63%, 7/1/06                        1,841,949
   500,000   Abbott Laboratories, 4.35%, 3/15/14                         483,565
   909,000   Eli Lilly & Co., 5.50%, 7/15/06                             919,684
   250,000   GlaxoSmithKline Capital, 2.38%, 4/16/07                     242,160
 1,000,000   Wyeth, 5.50%, 2/1/14                                      1,034,958
                                                                     -----------
                                                                       4,522,316
                                                                     -----------

Retail (3.1%):
 1,159,000   May Department Stores, 6.88%, 11/1/05                     1,166,392
 2,000,000   Target Corp., 5.40%, 10/1/08                              2,056,414
   900,000   Wal-Mart Stores, Inc., 4.13%, 7/1/10                        881,917
 1,000,000   Wal-Mart Stores, Inc., 4.13%, 2/15/11                       976,207
 1,500,000   Wal-Mart Stores, Inc., 4.50%, 7/1/15                      1,456,115
                                                                     -----------
                                                                       6,537,045
                                                                     -----------

Telecommunications (2.9%):
   500,000   Alltel Corp., 6.75%, 9/15/05                                501,606
   909,000   Bellsouth Telecommunications, 5.00%, 10/15/06               916,943
 1,000,000   Comcast Corp., 5.30%, 1/15/14                             1,011,919
   500,000   New York Telephone Co., 6.00%, 4/15/08                      514,231
   500,000   SBC Communications, Inc., 4.13%, 9/15/09                    489,404
 1,000,000   SBC Communications, Inc., 5.10%, 9/15/14                  1,005,448
 1,159,000   Verizon Global Funding Corp., 6.75%, 12/1/05              1,169,293
   500,000   Viacom, 6.40%, 1/30/06                                      505,155
                                                                     -----------
                                                                       6,113,999
                                                                     -----------
TOTAL CORPORATE BONDS                                                 78,271,852
                                                                     -----------

U.S. TREASURY OBLIGATIONS (21.6%):
 8,000,000   2.25%, 4/30/06                                            7,907,504
 7,000,000   7.00%, 7/15/06                                            7,199,066
 2,500,000   5.50%, 5/15/09                                            2,622,460
 6,000,000   5.75%, 8/15/10                                            6,434,064
 3,000,000   4.38%, 8/15/12                                            3,041,133
 2,000,000   4.75%, 5/15/14                                            2,069,844
 8,000,000   4.25%, 11/15/14                                           7,975,936
 9,000,000   4.00%, 2/15/15                                            8,793,630
                                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS                                       46,043,637
                                                                     -----------

                               LEGACY FUNDS GROUP
                               THE CORE BOND FUND
                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                  JULY 31, 2005
                                   (UNAUDITED)

  SHARES
    OR
 PRINCIPAL   SECURITY
  AMOUNT     DESCRIPTION                                                VALUE
----------   -----------                                            ------------
U.S. GOVERNMENT AGENCY SECURITIES (39.0%):
Fannie Mae (15.2%):
$4,000,000   2.25%, 5/15/06                                         $  3,944,664
 1,000,000   2.75%, 10/27/06                                             983,145
 1,000,000   3.25%, 1/15/08                                              976,543
 6,000,000   2.50%, 6/15/08                                            5,711,256
 3,000,000   4.00%, 9/2/08                                             2,962,419
 4,000,000   5.25%, 1/15/09                                            4,118,492
 1,000,000   3.75%, 4/16/09                                              977,750
 1,000,000   3.55%, 6/17/10                                              960,129
 5,000,000   5.38%, 11/15/11                                           5,236,965
 3,000,000   5.25%, 8/1/12                                             3,090,231
 3,500,000   4.63%, 5/1/13                                             3,461,052
                                                                    ------------
                                                                      32,422,646
                                                                    ------------

Federal Farm Credit Bank (0.9%):
 2,000,000   3.65%, 3/14/07                                            1,977,960
                                                                    ------------

Federal Home Loan Bank (18.9%):
 6,275,000   6.88%, 8/15/05                                            6,282,755
 2,000,000   6.50%, 11/15/05                                           2,013,908
 1,000,000   2.38%, 2/15/06                                              991,632
 5,275,000   6.38%, 8/15/06                                            5,391,156
 3,000,000   3.75%, 9/29/06                                            2,986,482
 1,000,000   3.75%, 8/15/07                                              989,062
 4,000,000   6.75%, 8/15/07                                            4,194,404
 2,635,000   5.88%, 11/15/07                                           2,726,350
 1,000,000   3.38%, 2/15/08                                              976,205
 1,000,000   5.80%, 9/2/08                                             1,041,534
   600,000   5.87%, 9/2/08                                               626,917
 1,000,000   3.00%, 2/27/09                                              989,466
 1,000,000   5.89%, 3/30/09                                            1,050,479
 2,000,000   3.00%, 4/29/09                                            1,973,936
 3,000,000   4.25%, 11/13/09                                           2,980,551
 1,000,000   3.50%, 7/29/11                                              990,947
 4,320,000   4.88%, 11/15/11                                           4,392,943
                                                                    ------------
                                                                      40,598,727
                                                                    ------------

Freddie Mac (4.0%):
 1,000,000   6.01%, 12/8/05                                            1,007,984
 1,000,000   7.10%, 4/10/07                                            1,047,098
 1,000,000   3.00%, 1/23/08                                              970,405
 2,000,000   2.25%, 6/20/11                                            1,965,966
 2,318,000   5.50%, 9/15/11                                            2,447,669
 1,000,000   4.50%, 9/19/13                                            1,005,228
                                                                    ------------
                                                                       8,444,350
                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                               83,443,683
                                                                    ------------

INVESTMENT COMPANIES (1.4%):

 2,480,000   Legacy Federal Money Fund (b)                             2,480,000
   557,000   Munder Institutional Money Market Fund (b)                  557,000
                                                                    ------------
TOTAL INVESTMENT COMPANIES                                             3,037,000
                                                                    ------------

REPURCHASE AGREEMENT (0.3%):

   553,431   Government Agency Repurchase                                553,430
                                                                    ------------
             Agreement, 3.13% (Dated 7/31/05, Collateralized by
             various U.S. Government securities)

TOTAL REPURCHASE AGREEMENT                                               553,430
                                                                    ------------

                               LEGACY FUNDS GROUP
                               THE CORE BOND FUND
                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                  JULY 31, 2005
                                   (UNAUDITED)

  SHARES
    OR
 PRINCIPAL   SECURITY
  AMOUNT     DESCRIPTION                                                VALUE
----------   -----------                                            ------------
TOTAL (COST $212,107,532) (A)                                       $211,349,602
                                                                    ============

----------
Percentages indicated are based on net assets of $213,536,947.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $1,947,985. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

     Unrealized appreciation                                        $ 1,518,877
     Unrealized depreciation                                         (4,224,792)
                                                                    -----------
     Net unrealized depreciation                                    $(2,705,915)
                                                                    ===========

(b)  Affiliate.

                See notes to schedules of portfolio investments.

                               LEGACY FUNDS GROUP

                  NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                                  JULY 31, 2005
                                   (UNAUDITED)

ORGANIZATION:

The Legacy Funds Group (the "Trust") was organized as a Massachusetts business trust on January 31, 2002, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust presently offers shares of The Multi-Cap Core Equity Fund, The Core Bond Fund and The Federal Money Fund (individually referred to as a "Fund" and collectively as the "Funds").

The Trust has an unlimited number of shares of beneficial interest, with $0.001 par value per share, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes of shares. The Trust offers two classes of shares: Class A and Trust Class. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

Each Class A and Trust Class share of a Fund represents identical interests in the Fund's investment portfolio and have the same rights, except that (i) Class A shares bear the expense of a distribution fee, which will cause Class A shares to have a higher expense ratio and to pay lower dividends than those related to Trust Class shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims of losses pursuant to these contracts and expect the risk of loss to be remote.

SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of portfolio investments. The policies are in conformity with accounting principles generally accepted in the United States ("GAAP"). The presentation of schedules of portfolio investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

SECURITIES VALUATION:

Investments of The Federal Money Fund are valued in accordance with Rule 2a-7 of the 1940 Act at amortized cost, which approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

The Multi-Cap Core Equity Fund's and The Core Bond Fund's investments (other than short-term debt obligations) are generally valued on the basis of market quotations or official closing prices or by an independent pricing service approved by the Board of Trustees. Certain securities, such as U.S. Government securities, are valued at their market values determined on the latest bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. If market quotations or official closing prices or valuations from a pricing service are not readily available, or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its
NAV), the Fund may value those investments at fair value as determined in accordance with procedures approved by the Board of Trustees. Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Debt instruments with maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines that this does not result in a fair value. Such valuations received from a pricing service may be established through the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.

SECURITY TRANSACTIONS AND RELATED INCOME:

Security transactions are accounted for on a trade date basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

                               LEGACY FUNDS GROUP

                                  JULY 31, 2005
                                   (UNAUDITED)


SECURITIES PURCHASED ON A WHEN-ISSUED BASIS AND DELAYED DELIVERY BASIS:

Each Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. The Fund records the transaction and reflects the value of the security in determining net asset value at the time the Fund makes the commitment to purchase a security on a when-issued basis. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement. The Fund's segregates cash and marketable securities equal in value to commitments for when-issued securities. Securities purchased on a when-issued basis or delayed delivery basis do not earn income until the settlement date. The Funds held no when-issued securities as of July 31, 2005.

REPURCHASE AGREEMENTS:

Each Fund may acquire securities from financial institutions such member banks of the Federal Deposit Insurance Corporation or from registered broker/dealers, which the respective investment adviser creditworthy, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase generally equals the price paid by the Fund plus interest negotiated the basis of current short-term rates, which may be more or less than rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are each Fund's custodian, another qualified sub-custodian, or in the Reserve/Treasury book-entry system. All repurchase agreements are collateralized by U.S. Treasury and U.S. Government securities.

VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND NOTES:

The Funds may, from time to time, purchase variable or floating rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued government agencies and instrumentalities. These securities will typically have a maturity over one year but carry with them the right of the to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer the put to repurchase the securities may be backed up by a letter credit or other obligation issued by a financial institution.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Legacy Funds Group


By (Signature and Title) /s/ Trent Statczar            Trent Statczar, Treasurer
                         ---------------------------

Date September 29, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title) /s/ Trent Statczar            Trent Statczar, Treasurer
                         ---------------------------

Date September 29, 2005


By (Signature and Title) /s/ Mark W. Immelt            Mark W. Immelt, President
                         ---------------------------

Date September 29, 2005